Consolidated Balance Sheets - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 14,171,000	$ 18,098,000	$ 14,910,000
Restricted cash, current		1,368,000	171,000
Accounts receivable, net	14,610,000	13,817,000	16,388,000
Deferred sales commissions, current	1,554,000	1,521,000	1,028,000
Prepaid expenses and other current assets	3,414,000	2,880,000	2,430,000
Total Current Assets	33,749,000	37,684,000	34,927,000
Property and equipment, net	3,280,000	3,505,000	4,337,000
Goodwill	47,481,000	47,481,000	47,461,000
Intangible assets, net	23,539,000	18,688,000	22,877,000
Operating lease right-of-use assets	6,119,000	3,858,000
Deposits and other	4,173,000	2,334,000	537,000
Deferred sales commissions, net of current	3,422,000	3,208,000	2,495,000
Restricted cash, net of current	100,000	100,000	1,432,000
Total Assets	121,863,000	116,858,000	114,066,000
Current liabilities:
Accounts payable	7,139,000	3,521,000	2,490,000
Accrued expenses	15,589,000	11,667,000	11,974,000
Deferred revenue, current	975,000	1,140,000	738,000
Term loan, current	1,800,000	1,440,000	1,152,000
Operating lease liabilities, current	1,669,000	1,353,000
Finance lease liabilities, current	256,000	392,000	739,000
Total current liabilities	27,428,000	19,513,000	17,093,000
Long term liabilities:
Line of credit	4,672,000	4,672,000
Deferred revenue, net of current	194,000	237,000	60,000
Term loan, net of current	53,920,000	54,604,000	55,901,000
Operating lease liabilities, net of current	4,985,000	3,088,000
Finance lease liabilities, net of current	31,000	38,000	368,000
Deferred tax liability, net	116,000	193,000	320,000
Other long-term liabilities	373,000	372,000	2,106,000
Total liabilities	91,719,000	82,717,000	75,848,000
Commitments and contingencies
Stockholders' Equity
Additional paid-in capital	59,314,000	59,175,000	58,619,000
Accumulated other comprehensive loss	(167,000)	(206,000)	(218,000)
Retained earnings (deficit)	(29,003,000)	(24,828,000)	(20,183,000)
Total stockholders' equity	30,144,000	34,141,000	38,218,000
Total liabilities & stockholders' equity	121,863,000	116,858,000	114,066,000
Crescent Acquisition Corp
Current assets:
Cash and cash equivalents	165,916	306,626	1,126,200
Prepaid expenses	115,146	27,353	108,675
Other assets	62,200	23,000
Total Current Assets	343,262	356,979	1,234,875
Investments held in Trust Account	253,470,156	253,628,041	253,569,459
Total Assets	253,813,418	253,985,020	254,804,334
Current liabilities:
Accounts payable and accrued expenses	752,054	2,611,543	326,401
Accrued franchise and income taxes	50,025		491,781
Advance from related party	2,303,798	493	121,694
Total current liabilities	3,105,877	2,612,036	939,876
Long term liabilities:
Warrant liability	29,315,000	33,015,000	20,010,000
Forward Purchase Agreement liability	1,945,000	5,185,000	3,396,000
Deferred underwriting fee payable	8,750,000	8,750,000	8,750,000
Total liabilities	43,115,877	49,562,036	33,095,876
Commitments and contingencies
Class A common stock subject to possible redemption	205,697,540	199,422,980	216,708,450
Stockholders' Equity
Preferred stock, $0.0001 par value; 5,000,000 shares authorized; none issued and outstanding
Additional paid-in capital	12,264,422	18,663,057	1,377,759
Retained earnings (deficit)	(7,265,488)	(13,664,184)	3,621,291
Total stockholders' equity	5,000,001	5,000,004	5,000,008
Total liabilities & stockholders' equity	253,813,418	253,985,020	254,804,334
Crescent Acquisition Corp | Class A
Stockholders' Equity
Common stock	442	506	333
Crescent Acquisition Corp | Class F
Stockholders' Equity
Common stock	$ 625	$ 625	$ 625